UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2020

Parametric

Tax-Managed Emerging Markets Fund

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2020, emerging market equities posted a loss, declining -3.39% as measured by the MSCI Emerging Markets Index (the Index). The full-year result masked sharp swings in emerging market equities during a period of heightened volatility.

Fears of a trade war between the U.S. and China took center stage in the second half of 2019.

Weakness in China amid escalating trade war fears, as well as weak economic data, weighed on the largest Index constituent during much of the second half of 2019, driving broader benchmark results down. The course changed late in 2019, as a Phase One trade deal and central bank cuts drove a strong rally in emerging market equities to end the year.

Gains were short-lived, however, as growing fears of a coronavirus outbreak led to widespread risk-off sentiment and a broad sell-off, resulting in the first quarter posting the worst quarterly result for the asset class since the global financial crisis more than 10 years ago. Stocks in Latin America were some of the hardest hit, with many countries falling over 30% in local terms as investors reacted to the many unknowns of COVID-19. Much of the selling pressure was instigated by foreign participants, which put further pressure on currencies in the region as capital was repatriated into hard currencies such as the U.S. dollar. Despite experiencing a steep drop early in the coronavirus sell-off, China delivered the best results out of any country in the first quarter amid a V-shaped recovery from coronavirus-driven lows following targeted stimulus measures enacted by the central authority and the quick measures implemented to slow the coronavirus spread.

In another sharp reversal, emerging market equities experienced a strong rebound in the second quarter (Q2) 2020, posting the best quarterly result for the asset class since the global financial crisis. Coming off a very challenging first quarter, stocks in Latin America rebounded to post some of the strongest results in Q2. Latin American equities benefited from a rally in commodity prices, particularly in oil. China’s rebound slowed during the quarter, as concerns that the central authority hadn’t done enough to cushion the economy from the slowdown caused by the pandemic weighed on the country’s equity markets.

Fund Performance

For the 12-month period ended June 30, 2020, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of -14.61% for Institutional Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the Index, which had a total return of -3.39% for the same period.

An underweight to China was the top detractor from performance relative to the Index during the period, as Chinese stocks were supported by targeted stimulus measures from Beijing and expectations of a V-shaped economic recovery from the coronavirus. An underweight to Taiwan further detracted from returns versus the Index. The Taiwanese market was supported by strong returns from the technology sector amid expectations of resilient chip demand for the year. An overweight to South Africa also detracted from relative performance, as weakness in the financial and materials sectors, along with a sharp drop in the rand, weighed heavily on U.S. dollar-based returns.

An underweight to Brazil was the top contributor to results relative to the Index. Expectations of an economic contraction this year triggered a sell-off in local equities and the real. In addition, an underweight to India enhanced relative returns, as concerns that the country’s fragile health care system would not be able to handle the COVID-19 pandemic sent stocks lower. Additionally, the sector diversification process within Saudi Arabia benefited relative performance during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Performance2,3

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Institutional Class at NAV	06/30/1998	06/30/1998	–14.61%	–0.63%	1.86%

MSCI Emerging Markets Index	—	—	–3.39%	2.86%	3.27%

% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

After Taxes on Distributions	06/30/1998	06/30/1998	–14.88%	–0.84%	1.65%
After Taxes on Distributions and Sales of Fund Shares	—	—	–7.89	–0.27	1.71

% Total Annual Operating Expense Ratio[4]					Institutional Class

					0.96%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Tencent Holdings, Ltd.	1.3%

Sberbank of Russia PJSC	0.8

Naspers, Ltd., Class N	0.7

America Movil SAB de CV, Series L	0.7

Yandex NV, Class A	0.6

Alibaba Group Holding, Ltd. ADR	0.5

CNOOC, Ltd.	0.5

Credicorp, Ltd.	0.5

Samsung Electronics Co., Ltd.	0.5

Fomento Economico Mexicano SAB de CV, Series UBD	0.5

Total	6.6%

See Endnotes and Additional Disclosures in this report.

4

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund	profile subject to change due to active management.

5

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$829.80	$4.41	0.97%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.00	$4.87	0.97%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.

6

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments

Common Stocks — 99.4%
Security	Shares	Value

Argentina — 0.6%

Adecoagro S.A.(1)	25,800	$111,972

Banco Macro S.A., Class B	130,676	246,040

BBVA Banco Frances S.A.(1)	76,594	98,613

Grupo Financiero Galicia S.A., Class B ADR	34,600	335,620

IRSA Inversiones y Representaciones S.A.(1)	119,544	36,968

IRSA Propiedades Comerciales S.A.	1,808	2,971

Ledesma SAAI(1)	259,501	53,785

MercadoLibre, Inc.(1)	4,142	4,083,059

Molinos Agro S.A.	18,283	79,240

Molinos Rio de la Plata S.A., Class B(1)	75,026	67,655

Pampa Energia S.A. ADR(1)(2)	18,475	193,803

Telecom Argentina S.A. ADR	15,930	142,573

Ternium Argentina S.A.	2,005,200	619,143

Transportadora de Gas del Sur S.A.	262,657	286,455

YPF S.A. ADR	17,514	100,705

		$6,458,602

Bahrain — 0.6%

Ahli United Bank BSC	8,019,131	$4,607,171

Al Salam Bank-Bahrain BSC	7,288,538	1,258,613

GFH Financial Group BSC	1,581,727	243,639

Ithmaar Holding BSC(1)	21,954,746	751,302

		$6,860,725

Bangladesh — 0.8%

Aftab Automobiles, Ltd.	378,354	$104,793

Al-Arafah Islami Bank, Ltd.	329,780	57,327

Bangladesh Export Import Co., Ltd.	972,613	148,617

Bangladesh Submarine Cable Co., Ltd.	178,728	182,268

Beximco Pharmaceuticals, Ltd.	71,885	57,799

BRAC Bank, Ltd.(1)	585,089	219,365

British American Tobacco Bangladesh Co., Ltd.	86,051	919,948

BSRM Steels, Ltd.	1,375,000	543,187

Grameenphone, Ltd.	196,120	550,431

Heidelberger Cement Bangladesh, Ltd.	103,700	167,374

Islami Bank Bangladesh, Ltd.	1,059,602	217,802

Jamuna Oil Co., Ltd.	171,088	279,036

Khulna Power Co., Ltd.	1,070,095	570,708

LafargeHolcim Bangladesh, Ltd.(1)	396,773	168,455

LankaBangla Finance, Ltd.(1)	818,838	123,842

Meghna Petroleum, Ltd.	165,562	306,568

Olympic Industries, Ltd.	254,557	449,231

Padma Oil Co., Ltd.	175,100	342,129

Pubali Bank, Ltd.	1,761,286	431,245

Renata, Ltd.	16,746	202,332

Security	Shares	Value

Bangladesh (continued)

Singer Bangladesh, Ltd.	181,170	$313,256

Social Islami Bank, Ltd.(1)	1,204,589	167,842

Southeast Bank, Ltd.(1)	2,415,517	321,170

Square Pharmaceuticals, Ltd.	278,448	565,344

Summit Power, Ltd.	597,049	246,756

Titas Gas Transmission & Distribution Co., Ltd.	884,903	310,050

Unique Hotel & Resorts, Ltd.	1,004,743	466,695

United Airways Bangladesh, Ltd.(1)	7,278,815	121,418

United Commercial Bank, Ltd.(1)	1,397,798	192,399

		$8,747,387

Botswana — 0.6%

Absa Bank Botswana, Ltd.	1,308,506	$604,147

Botswana Insurance Holdings, Ltd.	560,747	831,658

First National Bank of Botswana, Ltd.	5,711,600	1,161,891

Letshego Holdings, Ltd.	16,310,999	968,272

Sechaba Breweries Holdings, Ltd.	1,086,400	1,988,742

Sefalana Holding Co.	730,596	562,886

Standard Chartered Bank Botswana, Ltd.	850,790	100,225

		$6,217,821

Brazil — 5.2%

Aliansce Sonae Shopping Centers S.A.(1)	76,496	$401,604

AMBEV S.A.	815,625	2,120,766

Atacadao S.A.	74,200	269,478

B2W Cia Digital(1)	30,506	600,516

B3 S.A. - Brasil Bolsa Balcao	134,185	1,359,345

Banco Bradesco S.A., PFC Shares	443,283	1,687,346

Banco do Brasil S.A.	56,600	334,619

BR Malls Participacoes S.A.	688,754	1,276,666

Braskem S.A., PFC Shares	39,300	167,806

BRF S.A.(1)	48,966	191,430

CCR S.A.	160,000	426,620

Centrais Eletricas Brasileiras S.A., PFC Shares	183,166	1,085,907

Cia Brasileira de Distribuicao	33,756	440,595

Cia de Saneamento Basico do Estado de Sao Paulo ADR	96,498	1,014,194

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	158,652	610,032

Cia Hering	88,700	233,571

Cia Siderurgica Nacional S.A. ADR(2)	62,200	121,912

Cosan S.A.	25,284	329,737

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	107,524	451,798

EDP-Energias do Brasil S.A.	183,700	588,451

Embraer S.A. ADR(1)	3,652	21,839

Engie Brasil Energia S.A.	120,125	929,748

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)

Equatorial Energia S.A.	159,400	$680,618

Ez Tec Empreendimentos e Participacoes S.A.	64,357	472,195

Fleury S.A.	130,600	590,547

Gol Linhas Aereas Inteligentes S.A., PFC Shares	103,400	352,710

Hypera S.A.	407,800	2,497,148

Iguatemi Empresa de Shopping Centers S.A.	88,100	540,287

Instituto Hermes Pardini S.A.	81,900	331,630

Itau Unibanco Holding S.A., PFC Shares	326,393	1,527,501

Itausa-Investimentos Itau S.A., PFC Shares	273,754	482,761

JBS S.A.	165,002	641,730

Klabin S.A., PFC Shares	498,200	375,613

Linx S.A.	60,800	283,311

Localiza Rent a Car S.A.	164,032	1,233,988

Lojas Americanas S.A., PFC Shares	142,784	844,925

Lojas Renner S.A.	145,450	1,118,003

M Dias Branco S.A.	32,600	243,446

Magazine Luiza S.A.	100,168	1,319,769

Marcopolo S.A., PFC Shares	353,932	190,695

MRV Engenharia e Participacoes S.A.	140,300	464,390

Multiplan Empreendimentos Imobiliarios S.A.	240,700	907,366

Natura & Co. Holding S.A.	126,300	926,678

Odontoprev S.A.	692,900	1,813,127

Pagseguro Digital, Ltd., Class A(1)(2)	122,900	4,343,286

Petroleo Brasileiro S.A., PFC Shares	1,188,091	4,708,145

Raia Drogasil S.A.	41,900	852,316

Rumo S.A.(1)	387,599	1,602,968

Suzano S.A.(1)	80,641	545,555

Telefonica Brasil S.A., PFC Shares	74,605	658,921

TIM Participacoes S.A.	1,275,975	3,331,834

Totvs S.A.	274,200	1,167,270

Transmissora Alianca de Energia Electrica S.A.	140,276	724,841

Ultrapar Participacoes S.A.	152,348	514,914

Vale S.A.	409,418	4,210,047

Weg S.A.	204,014	1,898,668

YDUQS Participacoes S.A.	72,329	447,559

		$57,508,742

Bulgaria — 0.1%

Albena AD	3,379	$57,817

Bulgartabak Holding(1)	3,450	10,807

CB First Investment Bank AD(1)	54,000	79,309

Chimimport AD	825,588	498,850

Industrial Holding Bulgaria PLC(1)	576,865	252,446

Petrol AD(1)	19,052	4,515

Sopharma AD	303,500	558,726

		$1,462,470

Security	Shares	Value

Chile — 2.5%

AES Gener S.A.	1,713,702	$246,186

Aguas Andinas S.A., Series A	1,080,625	365,997

Almendral S.A.	5,119,951	252,445

Banco de Chile	18,104,601	1,597,983

Banco de Credito e Inversiones S.A.	32,457	1,102,487

Banco Santander Chile ADR	65,849	1,079,924

Besalco S.A.	596,000	305,873

Cencosud S.A.	854,449	1,196,270

Cia Cervecerias Unidas S.A. ADR	78,300	1,121,256

Cia Sud Americana de Vapores S.A.(1)	7,802,824	178,779

Colbun S.A.	3,273,829	522,123

Embotelladora Andina S.A., Series B ADR(2)	34,372	523,142

Empresa Nacional de Telecomunicaciones S.A.	166,728	1,075,796

Empresas CMPC S.A.	719,303	1,429,148

Empresas COPEC S.A.	549,988	3,689,352

Enel Americas S.A.	7,896,770	1,192,110

Enel Americas S.A. ADR	140,171	1,052,684

Enel Chile S.A.	2,225,685	166,371

Enel Chile S.A. ADR	152,606	575,325

Engie Energia Chile S.A.	253,400	339,039

Falabella S.A.	897,402	2,840,571

Inversiones Aguas Metropolitanas S.A.	364,224	313,497

Itau CorpBanca Chile S.A.	76,460,274	206,556

Latam Airlines Group S.A. ADR(1)(2)	133,807	180,639

Parque Arauco S.A.	818,312	1,484,398

Ripley Corp. S.A.	1,334,100	433,656

Salfacorp S.A.	383,783	201,386

Sociedad Matriz SAAM S.A.	6,677,681	434,935

Sociedad Quimica y Minera de Chile S.A. ADR	68,000	1,772,760

Sonda S.A.	741,285	487,331

Vina Concha y Toro S.A.	553,316	862,241

		$27,230,260

China — 19.4%

3SBio, Inc.(1)(4)	527,000	$670,762

AAC Technologies Holdings, Inc.(2)	141,000	870,787

AECC Aviation Power Co., Ltd.	66,500	221,855

Agile Group Holdings, Ltd.	340,000	403,018

Agricultural Bank of China, Ltd., Class H	1,705,000	690,089

Air China, Ltd., Class H	982,000	590,380

Aisino Corp.	73,800	170,098

Alibaba Group Holding, Ltd. ADR(1)	28,000	6,039,600

Aluminum Corp. of China, Ltd., Class H(1)	2,606,000	491,522

Angang Steel Co., Ltd., Class H(2)	1,492,400	367,042

Anhui Conch Cement Co., Ltd., Class H	419,500	2,842,594

ANTA Sports Products, Ltd.	183,093	1,628,992

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

AVIC Aircraft Co., Ltd., Class A	162,200	$408,977

Baidu, Inc. ADR(1)	11,200	1,342,768

Bank of Beijing Co., Ltd.	395,520	274,507

Bank of China, Ltd., Class H	3,518,000	1,303,183

Bank of Communications, Ltd., Class H	1,454,300	900,460

Bank of Nanjing Co., Ltd.	294,427	305,943

Bank of Ningbo Co., Ltd., Class A	87,300	325,316

BBMG Corp., Class H(2)	1,283,000	251,620

BeiGene, Ltd. ADR(1)	11,325	2,133,630

Beijing Capital International Airport Co., Ltd., Class H	596,000	373,000

Beijing Enterprises Holdings, Ltd.	223,500	750,529

Beijing Enterprises Water Group, Ltd.	3,052,000	1,197,658

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	476,485

Beijing Originwater Technology Co., Ltd., Class A	171,376	197,471

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	459,880	279,214

Beijing Tongrentang Co., Ltd.	47,000	180,637

BOE Technology Group Co., Ltd., Class A	911,100	605,870

BYD Co., Ltd., Class H(2)	193,000	1,504,686

BYD Electronic (International) Co., Ltd.(2)	92,500	213,694

CGN Power Co., Ltd., Class H(4)	4,236,000	878,259

Changchun High & New Technology Industry Group, Inc., Class A	11,600	713,834

Changjiang Securities Co., Ltd., Class A	141,300	134,837

Chengdu Xingrong Environment Co., Ltd., Class A	238,200	155,278

China Aoyuan Group, Ltd.	236,000	288,442

China Bluechemical, Ltd., Class H	2,720,000	406,449

China Cinda Asset Management Co., Ltd., Class H	949,000	187,197

China CITIC Bank Corp., Ltd., Class H	997,000	436,893

China Coal Energy Co., Ltd., Class H	1,005,000	229,494

China Communications Construction Co., Ltd., Class H	1,076,000	610,287

China Communications Services Corp., Ltd., Class H	560,000	350,943

China Construction Bank Corp., Class H	4,549,580	3,700,549

China Dongxiang Group Co., Ltd.	3,981,000	355,518

China Eastern Airlines Corp., Ltd., Class H(1)(2)	1,436,000	517,024

China Everbright Bank Co., Ltd.	341,400	173,154

China Everbright International, Ltd.	875,148	464,329

China Evergrande Group(2)	596,000	1,550,878

China Fortune Land Development Co., Ltd.	52,400	170,116

China Gas Holdings, Ltd.	768,000	2,379,161

China International Marine Containers Co., Ltd.	496,574	404,870

China Jinmao Holdings Group, Ltd.	1,186,000	844,030

China Life Insurance Co., Ltd., Class H	382,000	770,785

China Longyuan Power Group Corp., Ltd., Class H	2,055,000	1,158,620

China Medical System Holdings, Ltd.	702,000	830,192

China Mengniu Dairy Co., Ltd.(1)	818,000	3,136,686

Security	Shares	Value

China (continued)

China Merchants Bank Co., Ltd., Class H	220,500	$1,021,828

China Merchants Port Holdings Co., Ltd.	424,000	502,922

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(5)	935,251	0

China Minsheng Banking Corp., Ltd., Class H	359,420	247,410

China Mobile, Ltd.	229,120	1,547,031

China Modern Dairy Holdings, Ltd.(1)	2,514,000	283,781

China Molybdenum Co., Ltd., Class H	2,334,000	770,594

China National Building Material Co., Ltd., Class H	1,270,000	1,362,206

China National Nuclear Power Co., Ltd.	227,000	131,636

China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	245,490

China Oilfield Services, Ltd., Class H	930,000	847,506

China Overseas Land & Investment, Ltd.	524,360	1,601,101

China Pacific Insurance (Group) Co., Ltd., Class H	198,600	533,774

China Petroleum & Chemical Corp., Class H	9,169,800	3,835,350

China Power International Development, Ltd.	2,268,000	417,410

China Railway Construction Corp., Ltd., Class H	947,500	750,512

China Railway Group, Ltd., Class H	1,826,000	942,559

China Resources Beer Holdings Co., Ltd.	268,000	1,495,976

China Resources Cement Holdings, Ltd.	870,000	1,072,991

China Resources Gas Group, Ltd.	362,000	1,771,197

China Resources Land, Ltd.	385,111	1,471,969

China Resources Medical Holdings Co., Ltd.	803,000	459,468

China Resources Pharmaceutical Group, Ltd.(4)	278,000	161,034

China Resources Power Holdings Co., Ltd.	751,000	885,874

China Shenhua Energy Co., Ltd., Class H	1,488,500	2,310,114

China Shipbuilding Industry Co., Ltd.	375,300	213,030

China Southern Airlines Co., Ltd., Class H(2)	846,500	378,538

China State Construction Engineering Corp., Ltd.	331,520	224,360

China Telecom Corp., Ltd., Class H	483,392	135,783

China Tourism Group Duty Free Corp., Ltd.	47,276	1,036,115

China Tower Corp., Ltd., Class H(4)	1,018,000	180,904

China Unicom (Hong Kong), Ltd.	406,290	221,061

China Union Holdings, Ltd., Class A	211,510	132,210

China United Network Communications, Ltd., Class A	421,766	289,969

China Vanke Co., Ltd., Class H	368,117	1,174,902

China Yangtze Power Co., Ltd.	236,900	636,097

CIFI Holdings Group Co., Ltd.	514,000	404,909

CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	197,943

CITIC, Ltd.	901,000	850,801

CNOOC, Ltd.	5,141,500	5,770,445

COSCO SHIPPING Development Co., Ltd., Class H	3,803,000	364,883

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,016,000	455,047

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,905,650	550,359

COSCO SHIPPING Ports, Ltd.	528,000	284,804

Country Garden Holdings Co., Ltd.	1,126,000	1,396,577

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Country Garden Services Holdings Co., Ltd.	279,425	$1,304,455

CSPC Pharmaceutical Group, Ltd.	1,509,600	2,859,010

Daqin Railway Co., Ltd.	370,862	369,714

Dong-E-E-Jiao Co., Ltd., Class A	25,300	128,364

Dongfeng Motor Group Co., Ltd., Class H	1,218,000	734,568

East Money Information Co., Ltd., Class A	163,814	470,219

Financial Street Holdings Co., Ltd., Class A	173,966	163,823

Ganfeng Lithium Co., Ltd., Class A	103,400	786,959

GD Power Development Co., Ltd.	566,200	148,502

GDS Holdings, Ltd. ADR(1)	13,700	1,091,342

GEM Co., Ltd., Class A	217,400	153,761

Gemdale Corp.	128,201	249,283

GoerTek, Inc., Class A	307,800	1,287,147

Golden Eagle Retail Group, Ltd.	366,000	350,004

Gotion High-tech Co., Ltd., Class A	63,830	243,622

Great Wall Motor Co., Ltd., Class H	1,056,750	665,086

Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	759,784

Greentown China Holdings, Ltd.	436,000	438,849

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	172,128

Guangdong Investment, Ltd.	1,315,177	2,268,533

Guanghui Energy Co., Ltd.	682,345	261,339

Guangzhou Automobile Group Co., Ltd., Class H	709,199	516,700

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	530,401

Guangzhou R&F Properties Co., Ltd., Class H	178,400	209,943

Guosen Securities Co., Ltd., Class A	191,500	306,883

Haier Smart Home Co., Ltd.	135,829	341,144

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	239,361

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	221,651

Hengan International Group Co., Ltd.	240,000	1,889,090

Hengtong Optic-electric Co., Ltd.	98,560	230,083

Hesteel Co., Ltd., Class A	1,141,600	330,590

Huadian Power International Corp., Ltd., Class H	2,642,000	763,528

Huadong Medicine Co., Ltd., Class A	53,160	190,710

Hualan Biological Engineering, Inc., Class A	59,670	423,771

Huaneng Power International, Inc., Class H	2,928,000	1,104,364

Huayu Automotive Systems Co., Ltd.	82,100	243,155

Hubei Energy Group Co., Ltd., Class A	272,100	135,622

Huishan Dairy(2)(5)	1,750,000	0

Hundsun Technologies, Inc.	37,433	572,935

Iflytek Co., Ltd., Class A	37,950	202,115

Industrial & Commercial Bank of China, Ltd., Class H	3,844,000	2,323,958

Industrial Bank Co., Ltd.	179,000	400,715

Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	112,923

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	151,453

Security	Shares	Value

China (continued)

JD.com, Inc. ADR(1)	39,400	$2,371,092

Jiangsu Expressway Co., Ltd., Class H	480,000	564,155

Jiangsu Hengrui Medicine Co., Ltd.	72,310	945,022

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	229,855

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	419,409

Jiangxi Copper Co., Ltd., Class H	982,000	1,000,550

Jinke Properties Group Co., Ltd., Class A	244,151	282,623

Jinyu Bio-Technology Co., Ltd.	73,710	290,634

Jizhong Energy Resources Co., Ltd., Class A	283,400	121,524

Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	342,462

Kangde Xin Composite Material Group Co., Ltd., Class A(1)(5)	56,492	0

Kingboard Holdings., Ltd.	169,200	441,647

Kingdee International Software Group Co., Ltd.(1)	367,000	858,737

Kingsoft Corp, Ltd.(1)	150,000	702,607

Kunlun Energy Co., Ltd.	330,000	216,126

Kweichow Moutai Co., Ltd.	9,410	1,954,151

KWG Group Holdings, Ltd.	165,500	281,194

Lee & Man Paper Manufacturing, Ltd.	876,000	476,135

Lenovo Group, Ltd.	2,596,000	1,448,416

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	357,533

Leyou Technologies Holdings, Ltd.(1)	715,000	236,056

Li Ning Co., Ltd.	70,312	225,170

Logan Group Co., Ltd.	232,000	414,495

Longfor Group Holdings, Ltd.(4)	208,000	995,662

LONGi Green Energy Technology Co., Ltd.	123,033	711,686

Lonking Holdings, Ltd.	1,300,000	395,992

Luxshare Precision Industry Co., Ltd., Class A	205,651	1,503,597

Luye Pharma Group, Ltd.(2)(4)	1,117,000	686,775

Luzhou Laojiao Co., Ltd., Class A	31,300	405,004

Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	565,219

MMG, Ltd.(1)(2)	2,016,000	421,260

NARI Technology Co., Ltd.	85,600	246,675

NetEase, Inc. ADR	2,800	1,202,264

New Oriental Education & Technology Group, Inc. ADR(1)	10,205	1,328,997

Nine Dragons Paper Holdings, Ltd.	759,000	693,952

Oceanwide Holdings Co., Ltd., Class A	270,200	144,659

Offshore Oil Engineering Co., Ltd.	168,800	109,353

Oriental Pearl Group Co., Ltd., Class A	300,595	411,619

Ourpalm Co., Ltd., Class A(1)	363,500	378,096

Perfect World Co. Ltd, Class A	59,700	488,717

PetroChina Co., Ltd., Class H	6,846,300	2,289,339

PICC Property & Casualty Co., Ltd., Class H	513,000	426,336

Ping An Bank Co., Ltd., Class A	161,100	292,646

Ping An Insurance (Group) Co. of China, Ltd., Class H	279,500	2,786,332

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

China (continued)

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	$139,739

Poly Developments and Holdings Group Co., Ltd., Class A	132,100	276,952

Poly Property Group Co., Ltd.	1,264,000	382,955

Power Construction Corp. of China, Ltd.	186,917	91,833

Qingling Motors Co., Ltd., Class H	1,448,966	264,552

RiseSun Real Estate Development Co., Ltd., Class A	147,265	169,342

SAIC Motor Corp., Ltd.	135,500	326,971

Sanan Optoelectronics Co., Ltd.	132,000	469,016

SDIC Power Holdings Co., Ltd.	112,800	125,717

Seazen Group, Ltd.(1)	316,000	274,393

Semiconductor Manufacturing International Corp.(1)(2)	638,700	2,240,529

Shandong Gold Mining Co., Ltd.	62,032	325,983

Shanghai Electric Group Co., Ltd., Class H	1,644,000	468,846

Shanghai Fosun Pharmaceutical Group Co., Ltd.	232,500	779,470

Shanghai Industrial Holdings, Ltd.	291,000	449,477

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,271,223

Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	331,908

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	120,525

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	301,730	160,709

Shenergy Co., Ltd.	227,799	190,636

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	255,808

Shenzhen Energy Group Co., Ltd., Class A	290,352	191,178

Shenzhen Inovance Technology Co., Ltd., Class A	60,600	326,713

Shenzhen Investment, Ltd.	944,000	300,532

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	236,575

Shenzhen Sunway Communication Co., Ltd., Class A(1)	52,400	395,482

Shenzhen World Union Group, Inc., Class A	291,100	115,313

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	116,145

Shimao Group Holdings, Ltd.	137,000	585,711

Shui On Land, Ltd.	1,556,500	262,440

Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	135,701

Sichuan Chuantou Energy Co., Ltd.	152,000	199,617

Sino Biopharmaceutical, Ltd.	1,742,500	3,284,255

Sino-Ocean Group Holding, Ltd.	1,559,000	375,199

Sinopec Oilfield Service Corp., Class H(1)	4,801,500	312,649

Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	881,762

Sinopharm Group Co., Ltd., Class H	611,200	1,571,369

Sun Art Retail Group, Ltd.	948,500	1,627,268

Sunac China Holdings, Ltd.	379,000	1,603,923

Suning.com Co., Ltd, Class A	138,200	171,968

Sunny Optical Technology Group Co., Ltd.	99,300	1,598,182

Tasly Pharmaceutical Group Co., Ltd.	82,976	190,707

TBEA Co., Ltd.	168,219	161,946

TCL Technology Group Corp., Class A	372,800	328,525

Security	Shares	Value

China (continued)

Tencent Holdings, Ltd.	227,700	$14,590,531

Tianqi Lithium Corp., Class A	41,411	135,251

Tingyi (Cayman Islands) Holding Corp.	822,000	1,280,482

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	264,179

Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	121,457

TravelSky Technology, Ltd., Class H	984,000	1,742,205

Trip.com Group, Ltd. ADR(1)	45,600	1,181,952

Tsingtao Brewery Co., Ltd., Class H	254,000	1,895,643

Uni-President China Holdings, Ltd.	290,000	290,088

United Laboratories International Holdings, Ltd. (The)	362,000	313,497

Wanhua Chemical Group Co., Ltd.	52,720	373,964

Want Want China Holdings, Ltd.	2,132,000	1,619,485

Weichai Power Co., Ltd., Class H	667,200	1,257,091

Wens Foodstuffs Group Co., Ltd., Class A	90,033	278,518

WH Group, Ltd.(4)	1,675,000	1,447,525

Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	70,700	469,347

Wuliangye Yibin Co., Ltd., Class A	31,400	762,924

Wuxi Biologics Cayman, Inc.(1)(4)	67,000	1,229,825

Xiaomi Corp., Class B(1)(4)	1,984,000	3,296,915

Xinhu Zhongbao Co., Ltd.	301,800	127,828

Xinjiang Zhongtai Chemical Co., Ltd., Class A	388,800	249,934

Xinyi Solar Holdings, Ltd.	684,000	657,756

Yang Quan Coal Industry Group Co., Ltd.	189,257	113,379

Yango Group Co., Ltd., Class A	259,600	233,699

Yangzijiang Shipbuilding Holdings, Ltd.	919,000	618,665

Yanzhou Coal Mining Co., Ltd., Class H	746,000	561,834

Yihai International Holding, Ltd.	81,000	834,709

Yonghui Superstores Co., Ltd.	140,200	186,383

Yuexiu Property Co., Ltd.	1,520,000	272,634

Yunnan Baiyao Group Co., Ltd., Class A	19,521	259,686

Zhaojin Mining Industry Co., Ltd., Class H	409,500	486,371

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	258,496

Zhejiang Expressway Co., Ltd., Class H	870,000	617,847

Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	77,088	371,741

Zhejiang Longsheng Group Co., Ltd.	220,600	400,700

Zhongjin Gold Corp., Ltd.	120,570	157,465

Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	424,410

Zijin Mining Group Co., Ltd., Class H	3,690,000	1,743,251

ZTE Corp., Class H(1)	476,139	1,469,593

ZTO Express Cayman, Inc. ADR	40,900	1,501,439

		$213,628,485

Colombia — 1.3%

Almacenes Exito S.A.	322,685	$858,661

Banco Davivienda S.A., PFC Shares	67,155	500,357

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)

Bancolombia S.A.	86,292	$551,093

Bancolombia S.A. ADR, PFC Shares	40,900	1,076,079

Celsia S.A. ESP	604,310	661,718

Cementos Argos S.A.	409,358	370,361

Corporacion Financiera Colombiana S.A.(1)	56,012	414,054

Ecopetrol S.A.	2,625,909	1,449,910

Ecopetrol S.A. ADR	104,000	1,157,520

Grupo Argos S.A.	396,460	1,044,426

Grupo Argos S.A., PFC Shares	71,908	146,380

Grupo Aval Acciones y Valores S.A.	361,818	90,021

Grupo Aval Acciones y Valores S.A., PFC Shares	733,748	162,057

Grupo de Inversiones Suramericana S.A.	88,881	440,857

Grupo Energia Bogota S.A. ESP(1)	2,027,382	1,259,696

Grupo Nutresa S.A.	320,215	1,780,866

Interconexion Electrica S.A.	383,281	1,917,425

		$13,881,481

Croatia — 0.7%

AD Plastik DD(1)	38,787	$804,304

Adris Grupa DD, PFC Shares	21,558	1,219,163

Atlantic Grupa DD(1)	3,592	661,721

Ericsson Nikola Tesla DD(1)	3,223	579,702

Hrvatski Telekom DD(1)	60,081	1,580,298

Koncar-Elektroindustrija DD(1)	5,014	347,981

Podravka Prehrambena Industrija DD(1)	16,353	1,011,528

Privredna Banka Zagreb DD(1)	1,319	168,880

Valamar Riviera DD(1)	132,515	508,310

Zagrebacka Banka DD(1)	30,550	226,162

		$7,108,049

Czech Republic — 0.7%

CEZ AS(2)	149,289	$3,196,615

Komercni Banka AS(1)	126,429	2,949,184

New World Resources PLC, Class A(1)(5)	860,500	0

O2 Czech Republic AS	29,400	271,766

Philip Morris CR AS	1,279	717,956

		$7,135,521

Egypt — 0.7%

Commercial International Bank Egypt SAE	628,398	$2,528,467

Eastern Co. SAE	1,523,398	1,192,876

Egypt Kuwait Holding Co. SAE	594,062	660,991

Egyptian Financial Group-Hermes Holding Co.	182,934	156,847

Egyptian International Pharmaceuticals EIPICO	106,780	359,627

ElSewedy Electric Co.	1,039,911	429,047

Security	Shares	Value

Egypt (continued)

Ezz Steel Co SAE(1)	455,231	$171,069

Medinet Nasr Housing	2,041,806	345,688

Oriental Weavers	872,035	298,170

Six of October Development & Investment Co.	275,153	152,396

Talaat Moustafa Group	1,519,795	550,787

Telecom Egypt	379,043	308,309

		$7,154,274

Estonia — 0.5%

AS Merko Ehitus	50,388	$479,625

AS Tallink Grupp	3,712,816	3,226,958

AS Tallinna Kaubamaja Grupp	170,252	1,580,091

AS Tallinna Vesi	35,235	523,790

		$5,810,464

Ghana — 0.3%

Aluworks, Ltd.(1)	5,176,100	$98,422

CAL Bank, Ltd.	5,036,062	634,907

Ghana Commercial Bank, Ltd.	1,588,070	932,633

Societe Generale Ghana, Ltd.(1)	1,345,362	139,500

Standard Chartered Bank of Ghana, Ltd.	283,150	762,502

Unilever Ghana, Ltd.	249,000	601,732

		$3,169,696

Greece — 1.3%

Aegean Airlines S.A.	64,124	$288,215

Alpha Bank AE(1)	592,718	445,268

Athens Water Supply & Sewage Co. S.A.	132,934	1,042,421

Costamare, Inc.	34,966	194,411

Diana Shipping, Inc.(1)	167,420	251,130

Eurobank Ergasias Services and Holdings S.A.(1)	1,466,944	679,289

FF Group(1)(5)	43,721	0

GasLog, Ltd.	16	45

GEK Terna Holding Real Estate Construction S.A.(1)	51,756	352,662

Hellenic Exchanges - Athens Stock Exchange S.A.	32,613	116,355

Hellenic Petroleum S.A.	83,519	557,685

Hellenic Telecommunications Organization S.A.	169,031	2,283,269

Holding Co. ADMIE IPTO S.A.	404,295	1,041,260

JUMBO S.A.	70,998	1,278,724

LAMDA Development S.A.(1)	39,369	265,517

Motor Oil (Hellas) Corinth Refineries S.A.	82,221	1,135,776

Mytilineos S.A.	124,177	1,022,250

National Bank of Greece S.A.(1)	121,470	171,890

OPAP S.A.	114,774	1,093,783

Piraeus Bank S.A.(1)	169,722	301,496

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)

Public Power Corp. S.A.(1)	56,152	$219,989

Star Bulk Carriers Corp.	62,600	413,160

Terna Energy S.A.	5,946	64,205

Titan Cement International S.A.(1)	62,010	743,785

Tsakos Energy Navigation, Ltd.	95,900	192,759

Viohalco S.A.(1)	33,566	87,999

		$14,243,343

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	195,115	$237,005

MOL Hungarian Oil & Gas PLC	344,513	2,036,805

OTP Bank Nyrt.(1)	83,160	2,923,514

Richter Gedeon Nyrt.	86,654	1,798,041

		$6,995,365

India — 5.3%

ABB India, Ltd.	33,400	$419,561

ABB Power Products and Systems India, Ltd.(1)	6,680	74,321

ACC, Ltd.	23,740	420,206

Adani Enterprises, Ltd.	207,300	434,142

Adani Gas, Ltd.	119,200	241,869

Adani Ports and Special Economic Zone, Ltd.	161,017	736,340

Adani Power, Ltd.(1)	518,864	247,027

Aditya Birla Fashion and Retail, Ltd.(1)	137,831	228,397

Apollo Hospitals Enterprise, Ltd.	41,309	741,438

Ashok Leyland, Ltd.	820,626	512,803

Asian Paints, Ltd.	59,041	1,319,638

Axis Bank, Ltd.	123,238	667,754

Bajaj Auto, Ltd.	23,052	864,775

Bajaj Holdings & Investment, Ltd.	7,251	244,872

Bharat Forge, Ltd.	99,172	417,527

Bharat Petroleum Corp., Ltd.	103,900	514,855

Bharti Airtel, Ltd.(1)	695,178	5,166,756

Bharti Infratel, Ltd.	49,905	146,520

Biocon, Ltd.	105,688	544,687

Bosch, Ltd.	1,400	211,346

Cadila Healthcare, Ltd.	39,469	184,890

Century Textiles & Industries, Ltd.	50,000	195,434

CESC, Ltd.	24,742	203,440

Cipla, Ltd.	50,587	429,308

Colgate-Palmolive (India), Ltd.	18,900	351,471

Container Corp. of India, Ltd.	104,687	579,018

Cummins India, Ltd.	79,700	415,016

Dabur India, Ltd.	54,000	334,279

Divi’s Laboratories, Ltd.	17,865	539,139

Security	Shares	Value

India (continued)

DLF, Ltd.	182,242	$359,279

Dr. Reddy’s Laboratories, Ltd.	11,600	608,421

GAIL (India), Ltd.	856,204	1,159,942

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	314,262

Glenmark Pharmaceuticals, Ltd.	49,900	296,924

Godrej Consumer Products, Ltd.	43,125	395,568

Grasim Industries, Ltd.	39,759	325,196

Havells India, Ltd.	85,200	654,262

HCL Technologies, Ltd.	65,282	481,905

HDFC Bank, Ltd.	129,433	1,820,272

Hemisphere Properties India, Ltd.(1)(5)	167,800	264,111

Hero MotoCorp, Ltd.	11,538	390,538

Hindustan Petroleum Corp., Ltd.	84,030	242,316

Hindustan Unilever, Ltd.	72,710	2,099,209

Hindustan Zinc, Ltd.	193,759	506,088

Housing Development Finance Corp., Ltd.	57,263	1,336,305

ICICI Bank, Ltd.	126,781	591,997

Indiabulls Real Estate, Ltd.(1)	515,025	338,594

Indian Hotels Co., Ltd. (The)	208,584	221,705

Indian Oil Corp., Ltd.	221,690	251,959

Infosys, Ltd.	235,670	2,283,875

ITC, Ltd.	364,858	945,000

Jindal Steel & Power, Ltd.(1)	90,000	195,766

JSW Energy, Ltd.	365,260	228,422

JSW Steel, Ltd.	289,100	731,207

Kotak Mahindra Bank, Ltd.	34,199	613,594

Larsen & Toubro, Ltd.	78,349	984,687

LIC Housing Finance, Ltd.	62,800	221,008

Lupin, Ltd.	69,886	842,766

Mahindra & Mahindra, Ltd.	131,868	894,994

Maruti Suzuki India, Ltd.	15,572	1,203,746

Mphasis, Ltd.	18,625	214,892

Nestle India, Ltd.	3,000	680,195

NHPC, Ltd.	1,887,800	502,761

NTPC, Ltd.	566,574	717,061

Oberoi Realty, Ltd.	27,096	130,463

Omaxe, Ltd.	79,785	149,457

Oracle Financial Services Software, Ltd.	2,000	75,858

Petronet LNG, Ltd.	70,400	242,841

Piramal Enterprises, Ltd.	18,076	324,910

Power Grid Corporation of India, Ltd.	1,019,794	2,364,621

Reliance Industries, Ltd.	195,097	4,446,612

Siemens, Ltd.	19,300	280,539

State Bank of India GDR(1)(6)	8,912	209,235

Sun Pharmaceutical Industries, Ltd.	118,800	745,691

Tata Chemicals, Ltd.	23,900	98,959

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

India (continued)

Tata Communications, Ltd.	33,686	$279,731

Tata Consultancy Services, Ltd.	74,270	2,047,317

Tata Consumer Products, Ltd.	85,946	442,011

Tata Motors, Ltd.(1)	232,316	306,240

Tech Mahindra, Ltd.	39,367	283,355

Titan Co., Ltd.	67,687	854,412

UltraTech Cement, Ltd.	25,118	1,297,478

United Spirits, Ltd.(1)	74,765	585,218

UPL, Ltd.	139,381	789,300

Voltas, Ltd.	77,385	559,389

Wipro, Ltd.	147,018	429,260

		$58,248,553

Indonesia — 2.5%

Adaro Energy Tbk PT	8,410,800	$591,725

Alam Sutera Realty Tbk PT(1)	12,514,600	113,594

Aneka Tambang Tbk	8,587,500	366,565

Astra Argo Lestari Tbk PT	363,300	211,053

Astra International Tbk PT	9,736,700	3,293,317

Bank Central Asia Tbk PT	2,019,600	4,040,817

Bank Mandiri Persero Tbk PT	3,096,000	1,075,023

Bank Negara Indonesia Persero Tbk PT	1,583,800	511,732

Bank Pan Indonesia Tbk PT(1)	3,629,372	208,640

Bank Rakyat Indonesia Persero Tbk PT	10,249,100	2,187,599

Bukit Asam Tbk PT	3,127,300	446,910

Bumi Serpong Damai Tbk PT(1)	4,484,800	234,481

Charoen Pokphand Indonesia Tbk PT	1,971,300	772,980

Gudang Garam Tbk PT	100,500	332,793

Hanson International Tbk PT(1)(5)	110,720,800	0

Indah Kiat Pulp & Paper Corp. Tbk PT	1,196,500	504,771

Indo Tambangraya Megah Tbk PT	265,600	133,071

Indocement Tunggal Prakarsa Tbk PT	778,500	646,245

Indofood CBP Sukses Makmur Tbk PT	523,400	343,504

Indofood Sukses Makmur Tbk PT	1,279,100	587,363

Jasa Marga (Persero) Tbk PT	2,532,000	782,613

Kalbe Farma Tbk PT	15,891,300	1,630,268

Mitra Keluarga Karyasehat Tbk PT	935,900	148,882

Pakuwon Jati Tbk PT	7,972,000	233,616

Perusahaan Gas Negara Tbk PT	5,057,400	405,383

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	215,388

PP Persero Tbk PT	4,793,002	294,903

Semen Indonesia Persero Tbk PT	1,534,000	1,039,325

Sigmagold Inti Perkasa Tbk PT(1)(5)	27,503,000	0

Summarecon Agung Tbk PT	3,982,700	164,549

Telekomunikasi Indonesia Persero Tbk PT	15,280,500	3,273,271

Security	Shares	Value

Indonesia (continued)

Unilever Indonesia Tbk PT	1,589,400	$881,996

United Tractors Tbk PT	967,100	1,125,332

Vale Indonesia Tbk PT(1)	2,860,400	568,424

Wijaya Karya Persero Tbk PT	4,794,600	405,066

		$27,771,199

Jordan — 0.6%

Al-Eqbal Investment Co. PLC(1)	82,422	$1,526,547

Arab Bank PLC(1)	461,340	2,683,906

Arab Potash Co. PLC	46,407	1,046,842

Bank of Jordan(1)	90,019	220,775

Jordan Ahli Bank(1)	219,567	243,813

Jordan Islamic Bank(1)	92,748	338,235

Jordan Petroleum Refinery	36,981	146,486

Jordan Telecommunications Co.	102,248	197,392

Jordanian Electric Power Co.	232,333	409,850

		$6,813,846

Kazakhstan — 0.7%

Halyk Savings Bank of Kazakhstan JSC GDR(6)	86,823	$1,082,718

KAZ Minerals PLC	767,275	4,727,063

Kcell JSC GDR(6)	356,002	2,101,819

Nostrum Oil & Gas PLC(1)	494,453	83,127

		$7,994,727

Kenya — 0.6%

ABSA Bank Kenya PLC	1,858,220	$174,735

ARM Cement, Ltd.(1)(5)	1,677,000	0

Bamburi Cement Co., Ltd.	360,541	94,573

British American Tobacco Kenya PLC	26,700	79,885

Co-operative Bank of Kenya, Ltd. (The)	2,991,492	341,487

Diamond Trust Bank Kenya, Ltd.	77,200	51,699

East African Breweries, Ltd.	1,158,040	1,739,765

Equity Group Holdings PLC	3,104,500	1,004,921

KCB Group, Ltd.	2,011,560	680,174

Safaricom PLC	8,590,600	2,324,683

Standard Chartered Bank Kenya, Ltd.	66,278	106,019

		$6,597,941

Kuwait — 1.4%

Agility Public Warehousing Co. KSC	769,173	$1,847,180

Al-Mazaya Holding Co. KSCP(1)	1,077,409	180,979

ALAFCO Aviation Lease and Finance Co. KSCP	361,135	197,552

Boubyan Petrochemicals Co. KSCP	276,626	557,426

Commercial Bank of Kuwait KPSC(1)	266,594	439,608

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)

Gulf Bank KSCP	303,877	$210,052

Humansoft Holding Co. KSC(1)	74,234	674,467

Kuwait Finance House KSCP	1,254,382	2,514,620

Kuwait International Bank KSCP	372,153	212,936

Kuwait Real Estate Co. KSC(1)	733,440	192,970

Mabanee Co. SAK	301,476	665,477

Mobile Telecommunications Co.	1,461,204	2,646,759

National Bank of Kuwait SAK	1,661,999	4,449,476

National Industries Group Holding SAK	477,963	254,942

National Real Estate Co. KPSC(1)	150,920	37,010

		$15,081,454

Latvia — 0.0%(3)

Grindeks	12,000	$189,584

		$189,584

Lebanon — 0.0%(3)

Bank Audi SAL GDR(6)	15,000	$6,150

		$6,150

Lithuania — 0.2%

Apranga PVA(1)	257,243	$501,106

Klaipedos Nafta AB	1,576,663	655,085

Panevezio Statybos Trestas(1)	201,949	139,856

Rokiskio Suris	177,000	503,735

Siauliu Bankas(1)	1,523,204	701,660

		$2,501,442

Malaysia — 2.7%

Aeon Co. (M) Bhd	1,017,000	$240,772

Astro Malaysia Holdings Bhd	599,200	116,850

Axiata Group Bhd	906,875	755,100

Berjaya Sports Toto Bhd	468,894	241,519

Bursa Malaysia Bhd	117,800	201,097

Capitaland Malaysia Mall Trust	1,763,200	327,326

CIMB Group Holdings Bhd	441,624	368,419

Dialog Group Bhd	2,178,050	1,845,871

Digi.com Bhd	559,200	564,216

Eco World Development Group Bhd(1)	738,100	72,265

Fraser & Neave Holdings Bhd	45,500	345,551

Gamuda Bhd	805,300	688,062

Genting Bhd	735,700	708,599

Genting Malaysia Bhd	1,614,000	959,927

Genting Plantations Bhd	45,600	105,275

Globetronics Technology Bhd	839,766	422,816

Security	Shares	Value

Malaysia (continued)

Hartalega Holdings Bhd	242,800	$740,613

Hong Leong Bank Bhd	56,700	187,193

IGB Real Estate Investment Trust	373,600	156,097

IHH Healthcare Bhd	539,300	695,207

IJM Corp. Bhd	818,440	347,990

Inari Amertron Bhd	3,678,750	1,466,705

IOI Corp. Bhd	357,868	363,604

IOI Properties Group Bhd	752,554	172,671

KLCCP Stapled Group	229,688	426,489

Kossan Rubber Industries	257,000	513,538

KPJ Healthcare Bhd	1,612,800	316,645

Kuala Lumpur Kepong Bhd	77,150	399,541

LBS Bina Group Bhd	1,814,340	157,453

Magnum Bhd	617,940	318,401

Malakoff Corp. Bhd	749,800	159,970

Malayan Banking Bhd	458,186	805,079

Malaysian Resources Corp. Bhd	853,000	94,390

Maxis Bhd	586,600	736,795

MISC Bhd	314,240	562,948

MMC Corp. Bhd	662,000	113,883

Muhibbah Engineering (M) Bhd	1,581,000	348,451

My EG Services Bhd	2,943,700	984,026

Nestle Malaysia Bhd	10,400	339,918

Pavilion Real Estate Investment Trust	771,100	288,043

Petronas Chemicals Group Bhd	980,600	1,428,778

Petronas Dagangan Bhd	122,000	587,981

Petronas Gas Bhd	225,500	892,556

PPB Group Bhd	100,260	417,277

Press Metal Aluminium Holdings Bhd	1,232,000	1,310,843

Public Bank Bhd	188,398	727,474

RHB Bank Bhd	233,159	261,348

Sime Darby Bhd	1,019,709	514,128

Sime Darby Plantation Bhd	545,409	629,640

Sunway Bhd	1,390,588	446,328

Sunway Real Estate Investment Trust	1,041,600	394,218

Telekom Malaysia Bhd	464,200	450,914

Tenaga Nasional Bhd	548,931	1,492,605

Top Glove Corp. Bhd	211,340	797,581

UEM Sunrise Bhd(1)	940,900	96,455

UMW Holdings Bhd	92,500	55,553

UOA Development Bhd	377,700	163,478

VS Industry Bhd	850,875	194,937

YTL Corp. Bhd	560,345	108,997

		$29,630,406

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Mauritius — 0.7%

Alteo, Ltd.	901,317	$341,120

Attitude Property, Ltd.	629,246	180,917

CIEL, Ltd.	6,221,454	537,624

CIM Financial Services, Ltd.	2,411,765	365,181

ENL, Ltd.	656,564	298,031

IBL, Ltd.	309,981	397,998

Lavastone, Ltd.	2,649,077	93,386

MCB Group, Ltd.	388,806	2,286,925

Phoenix Beverages, Ltd.	33,742	524,708

Rogers & Co., Ltd.	608,300	326,835

SBM Holdings, Ltd.	9,818,054	950,071

Terra Mauricia, Ltd.	506,473	247,871

United Basalt Products, Ltd.	187,150	601,989

		$7,152,656

Mexico — 5.1%

Alfa SAB de CV, Series A(2)	1,971,520	$1,107,369

Alsea SAB de CV(1)	222,700	219,071

America Movil SAB de CV, Series L	12,109,490	7,781,643

Arca Continental SAB de CV	213,000	935,052

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand(2)	434,800	319,510

Bolsa Mexicana de Valores SAB de CV(2)	253,400	474,839

Cemex SAB de CV, Series CPO	5,699,218	1,606,776

Coca-Cola Femsa SAB de CV, Series L	147,400	643,354

El Puerto de Liverpool SAB de CV(2)	99,481	244,542

Empresas ICA SAB de CV(1)(2)(5)	2,075,736	0

Fibra Uno Administracion S.A. de CV	2,059,767	1,629,209

Fomento Economico Mexicano SAB de CV, Series UBD	858,100	5,326,421

Genomma Lab Internacional SAB de CV(1)(2)	1,481,500	1,525,040

Gentera SAB de CV(2)	715,562	347,749

Grupo Aeroportuario del Centro Norte SAB de CV	143,800	668,370

Grupo Aeroportuario del Pacifico SAB de CV, Class B	320,200	2,311,453

Grupo Aeroportuario del Sureste SAB de CV, Class B	173,844	1,947,609

Grupo Bimbo SAB de CV, Series A(2)	1,006,908	1,689,242

Grupo Carso SAB de CV, Series A1	685,800	1,328,664

Grupo Elektra SAB de CV(2)	65,174	3,572,809

Grupo Financiero Banorte SAB de CV, Class O	1,141,500	3,949,770

Grupo Financiero Inbursa SAB de CV, Class O	762,916	530,086

Grupo Mexico SAB de CV, Series B	2,128,756	4,945,749

Grupo Televisa SAB, Series CPO(1)(2)	504,871	530,033

Industrias CH SAB de CV, Series B(2)	175,968	663,196

Industrias Penoles SAB de CV	51,449	528,469

Infraestructura Energetica Nova SAB de CV	250,400	720,222

Kimberly-Clark de Mexico SAB de CV, Class A	633,710	987,876

Megacable Holdings SAB de CV, Series CPO	40,500	118,833

Security	Shares	Value

Mexico (continued)

Orbia Advance Corp., SAB de CV	717,867	$1,060,973

Promotora y Operadora de Infraestructura SAB de CV(1)	226,655	1,636,862

Telesites SAB de CV(1)(2)	1,437,164	909,776

Ternium S.A. ADR	40,022	607,134

Wal-Mart de Mexico SAB de CV, Series V	2,166,064	5,180,384

		$56,048,085

Morocco — 0.7%

Attijariwafa Bank	33,379	$1,219,343

Bank of Africa	18,365	264,178

Banque Centrale Populaire	28,916	656,367

Banque Marocaine Pour Le Commerce et L’Industrie	3,030	173,232

Cosumar	40,032	841,301

Douja Promotion Groupe Addoha S.A.(1)	113,229	81,616

Label Vie	563	183,768

LafargeHolcim Maroc S.A.	4,868	676,106

Lesieur Cristal	23,202	373,128

Managem S.A.	5,763	396,788

Maroc Telecom	106,513	1,520,034

Societe d’Exploitation des Ports	28,600	565,704

TAQA Morocco S.A.	5,003	451,147

Wafa Assurance	377	142,772

		$7,545,484

Nigeria — 0.6%

Access Bank PLC	32,908,148	$564,845

Dangote Cement PLC	4,167,837	1,362,809

Dangote Sugar Refinery PLC	4,385,654	133,860

FBN Holdings PLC	21,879,762	298,958

Guaranty Trust Bank PLC	13,844,766	801,731

Lafarge Africa PLC	3,044,633	80,948

Lekoil, Ltd.(1)	1,110,205	30,705

Nestle Nigeria PLC	496,712	1,542,820

Nigerian Breweries PLC	5,467,425	512,932

SEPLAT Petroleum Development Co. PLC(2)(4)	435,022	309,820

Stanbic IBTC Holdings PLC	3,126,624	231,997

Transnational Corp. of Nigeria PLC	22,334,373	37,690

United Bank for Africa PLC	20,664,553	340,106

Zenith Bank PLC	17,411,456	738,011

		$6,987,232

Oman — 0.7%

Bank Dhofar SAOG	1,435,768	$388,159

Bank Muscat SAOG	1,864,642	1,625,525

Bank Nizwa SAOG(1)	941,624	232,604

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Oman (continued)

Dhofar International Development & Investment Holding SAOG(1)	302,227	$232,162

HSBC Bank Oman SAOG	1,406,377	317,214

National Bank of Oman SAOG	756,234	341,772

Oman Cables Industry SAOG	94,762	119,843

Oman Cement Co. SAOG	705,641	422,703

Oman Flour Mills Co. SAOG	477,774	1,002,954

Oman Telecommunications Co. SAOG	687,780	1,146,310

Omani Qatari Telecommunications Co. SAOG	539,969	570,809

Renaissance Services SAOG	591,625	615,201

Sembcorp Salalah Power & Water Co.	554,425	154,016

Sohar International Bank SAOG	1,953,192	411,025

		$7,580,297

Pakistan — 0.6%

Bank Alfalah, Ltd.	1,623,333	$325,923

Engro Corp., Ltd.	308,167	534,995

Engro Foods, Ltd.(1)	380,600	168,823

Fauji Fertilizer Co., Ltd.	902,614	593,735

Habib Bank, Ltd.	357,983	205,370

Hub Power Co., Ltd. (The)(1)	2,275,509	982,279

Lucky Cement, Ltd.	233,019	642,713

Mari Petroleum Co., Ltd.	35,322	265,411

MCB Bank, Ltd.	622,225	600,573

Millat Tractors, Ltd.	114,576	486,661

Nishat Mills, Ltd.	593,280	277,355

Oil & Gas Development Co., Ltd.	568,127	383,143

Pakistan Petroleum, Ltd.	1,196,818	624,946

Pakistan State Oil Co., Ltd.	332,619	317,604

Searle Co., Ltd. (The)	189,244	223,575

SUI Northern Gas Pipelines, Ltd.	406,275	131,814

United Bank, Ltd.	295,025	181,433

		$6,946,353

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	72,000	$828,000

Copa Holdings S.A., Class A	31,308	1,582,932

		$2,410,932

Peru — 1.2%

Cia de Minas Buenaventura S.A. ADR	252,256	$2,305,620

Credicorp, Ltd.	42,396	5,667,073

Enel Generacion Peru SAA	532,740	296,335

Ferreycorp SAA	872,283	394,074

Security	Shares	Value

Peru (continued)

Nexa Resources Peru SAA(1)	296,346	$202,495

Sociedad Minera Cerro Verde SAA	2,761	51,079

Southern Copper Corp.	115,255	4,583,691

		$13,500,367

Philippines — 2.7%

Aboitiz Equity Ventures, Inc.	902,350	$825,318

Aboitiz Power Corp.	1,485,400	806,511

Alliance Global Group, Inc.(1)	1,575,800	216,024

Altus San Nicolas Corp.	22,835	19,065

Ayala Corp.	83,548	1,311,412

Ayala Land, Inc.	1,663,508	1,134,585

Ayala Land, Inc., PFC Shares(5)	3,534,608	0

Bank of the Philippine Islands	838,453	1,214,918

BDO Unibank, Inc.	774,029	1,527,372

Bloomberry Resorts Corp.	3,844,500	577,319

Century Pacific Food, Inc.	1,007,500	295,686

Cosco Capital, Inc.	1,868,100	189,445

D&L Industries, Inc.	2,442,200	245,262

Filinvest Land, Inc.	9,742,546	193,984

First Gen Corp.	951,160	469,524

First Philippine Holdings Corp.	316,560	388,988

Globe Telecom, Inc.	32,025	1,331,074

International Container Terminal Services, Inc.	364,300	749,637

JG Summit Holdings, Inc.	1,035,450	1,351,536

Jollibee Foods Corp.	432,790	1,221,918

Manila Electric Co.	276,584	1,492,807

Megaworld Corp.	3,984,300	245,078

Metro Pacific Investments Corp.	4,073,300	304,513

Metropolitan Bank & Trust Co.	836,559	624,952

Nickel Asia Corp.	8,018,888	294,034

PLDT, Inc.	89,805	2,236,068

Puregold Price Club, Inc.	1,109,200	1,035,168

Robinsons Land Corp.	1,186,015	418,622

San Miguel Corp.	135,700	272,920

Semirara Mining & Power Corp.	2,179,120	556,692

SM Investments Corp.	162,460	3,085,409

SM Prime Holdings, Inc.	3,546,650	2,281,044

Universal Robina Corp.	901,400	2,359,706

Vista Land & Lifescapes, Inc.	1,670,700	124,111

		$29,400,702

Poland — 2.7%

AmRest Holdings SE(1)	90,405	$524,863

Asseco Poland S.A.	153,587	2,571,634

Bank Handlowy w Warszawie S.A.	10,543	102,534

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)

Bank Millennium S.A.(1)	355,533	$273,770

Bank Polska Kasa Opieki S.A.	58,516	801,786

Budimex S.A.	45,676	2,474,865

CCC S.A.(2)	27,466	418,205

CD Projekt S.A.	30,697	3,093,441

Ciech S.A.(1)	21,668	175,860

Cyfrowy Polsat S.A.	180,464	1,205,797

Enea S.A.(1)	145,490	265,053

Eurocash S.A.	188,203	826,311

Globe Trade Centre S.A.	183,554	304,773

Grupa Azoty S.A.(1)	31,054	241,685

Grupa Lotos S.A.	41,820	637,468

KGHM Polska Miedz S.A.(1)	153,622	3,569,467

LPP S.A.	1,628	2,484,371

mBank S.A.(1)	6,124	358,081

Orange Polska S.A.(1)	240,332	380,093

PGE S.A.(1)	593,858	1,038,394

Polski Koncern Naftowy ORLEN S.A.	139,175	2,211,704

Polskie Gornictwo Naftowe i Gazownictwo S.A.	769,898	887,724

Powszechna Kasa Oszczednosci Bank Polski S.A.	320,872	1,868,523

Powszechny Zaklad Ubezpieczen S.A.	219,963	1,618,860

Santander Bank Polska S.A.(1)	9,348	417,362

Tauron Polska Energia S.A.(1)	992,903	597,740

		$29,350,364

Qatar — 1.3%

Aamal Co. QSC	970,220	$196,782

Al Meera Consumer Goods Co.	64,060	318,152

Barwa Real Estate Co.	1,144,909	953,750

Commercial Bank PSQC (The)	364,085	377,064

Gulf International Services QSC(1)	697,440	285,085

Gulf Warehousing Co.	196,617	277,808

Industries Qatar	692,420	1,455,877

Masraf Al Rayan QSC	713,873	744,588

Medicare Group	133,820	250,441

Ooredoo QPSC	551,440	985,071

Qatar Electricity & Water Co. QSC	297,198	1,282,986

Qatar Gas Transport Co., Ltd.	2,488,337	1,774,582

Qatar Insurance Co.	278,111	144,609

Qatar International Islamic Bank	109,238	242,135

Qatar Islamic Bank	209,348	900,204

Qatar National Bank QPSC	639,046	3,039,327

Qatar National Cement Co. QSC	133,280	135,067

United Development Co. QSC	1,123,181	349,410

Vodafone Qatar QSC	1,309,321	400,937

		$14,113,875

Security	Shares	Value

Romania — 0.6%

Banca Transilvania S.A.	3,941,251	$1,955,495

BRD-Groupe Societe Generale S.A.(1)	243,730	655,983

OMV Petrom S.A.	17,932,392	1,354,258

Societatea Energetica Electrica S.A.	402,232	968,043

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	117,669	873,414

Societatea Nationala Nuclearelectrica S.A.	108,082	394,031

Transelectrica S.A.(1)	79,950	377,162

Transgaz S.A. Medias	6,563	445,760

		$7,024,146

Russia — 5.1%

Aeroflot PJSC	91,240	$105,616

Etalon Group PLC GDR(6)	78,319	105,691

Evraz PLC	192,475	681,955

Federal Grid Co. Unified Energy System PJSC	147,070,600	386,024

Gazprom PJSC ADR	753,752	4,070,206

Globaltrans Investment PLC GDR(6)(7)	136,358	735,921

Globaltrans Investment PLC GDR(6)(7)	77	415

Inter RAO UES PJSC	19,191,001	1,321,530

Lukoil PJSC ADR	52,973	3,937,701

Magnitogorsk Iron & Steel Works PJSC	873,600	457,897

Mail.ru Group, Ltd. GDR(1)	40,365	910,493

MMC Norilsk Nickel PJSC ADR(7)	152,947	3,997,815

MMC Norilsk Nickel PJSC ADR(7)	2,948	77,621

Mobile TeleSystems PJSC	527,103	2,471,822

Moscow Exchange MICEX-RTS PJSC	557,241	890,827

Mosenergo PJSC	12,772,962	399,126

Novatek PJSC GDR(6)	15,758	2,233,577

Novolipetsk Steel PJSC GDR	48,499	965,311

PhosAgro PJSC GDR(6)	44,866	554,093

PIK Group PJSC	113,450	680,633

Polymetal International PLC	66,598	1,333,342

QIWI PLC ADR	13,700	237,284

Rosseti PJSC	19,631,873	416,251

Rosneft Oil Co. PJSC GDR(6)	322,520	1,620,893

Rostelecom PJSC(1)	554,268	687,560

RusHydro PJSC	49,176,952	507,838

Sberbank of Russia PJSC	3,012,210	8,648,227

Severstal PAO GDR(6)	68,066	823,706

Sistema PJSFC	1,307,600	317,707

Sistema PJSFC GDR(6)	58,906	278,182

Surgutneftegas PJSC ADR, PFC Shares	73,700	360,393

Surgutneftegas PJSC, PFC Shares	1,442,017	713,585

Surgutneftegas PJSC ADR	204,695	1,103,185

Tatneft PJSC ADR	43,523	2,026,894

Transneft PJSC, PFC Shares	541	1,019,745

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)

Unipro PJSC	7,701,000	$302,435

VEON, Ltd. ADR	97,500	175,500

X5 Retail Group NV GDR(6)	121,490	4,308,956

Yandex NV, Class A(1)	135,000	6,752,700

		$56,618,657

Saudi Arabia — 2.8%

Abdullah Al Othaim Markets Co.	13,898	$416,746

Advanced Petrochemical Co.	22,110	315,251

Al Babtain Power & Telecommunication Co.	16,768	100,105

Al Hammadi Co. for Development and Investment(1)	40,420	238,427

Al Rajhi Bank	65,233	986,351

Alandalus Property Co.	95,913	389,782

Aldrees Petroleum and Transport Services Co.	53,394	900,468

Alinma Bank(1)	81,556	316,864

Almarai Co. JSC	83,155	1,152,567

Arriyadh Development Co.	182,126	717,433

Bank AlBilad	48,187	285,386

Banque Saudi Fransi	42,651	325,838

Batic Investments and Logistic Co.(1)	28,296	173,405

Bawan Co.(1)	29,236	101,784

Dallah Healthcare Co.	23,029	289,164

Dar Al Arkan Real Estate Development Co.(1)	570,219	1,082,125

Dur Hospitality Co.	23,004	152,155

Emaar Economic City(1)	321,925	585,913

Etihad Etisalat Co.(1)	86,185	612,682

Fawaz Abdulaziz Al Hokair & Co.(1)	41,797	211,545

Herfy Food Services Co.	12,431	148,955

Jarir Marketing Co.	29,466	1,155,073

Leejam Sports Co. JSC	13,120	204,677

Middle East Healthcare Co.(1)	36,220	294,348

Mouwasat Medical Services Co.	34,266	827,042

National Agriculture Development Co. (The)(1)	45,961	342,482

National Commercial Bank	48,831	486,964

National Gas & Industrialization Co.	33,024	249,923

National Medical Care Co.	25,900	292,309

Rabigh Refining & Petrochemical Co.(1)	144,000	519,123

Riyad Bank	68,732	309,906

Riyad REIT Fund	60,724	129,753

Samba Financial Group	63,588	457,228

Saudi Airlines Catering Co.	25,239	522,571

Saudi Arabian Fertilizer Co.	18,433	367,098

Saudi Arabian Mining Co.(1)	32,944	309,000

Saudi Arabian Oil Co.(4)	224,000	1,944,494

Saudi Automotive Services Co.	34,664	239,177

Saudi Basic Industries Corp.	67,616	1,592,398

Security	Shares	Value

Saudi Arabia (continued)

Saudi Cement Co.	15,800	$223,606

Saudi Ceramic Co.(1)	42,675	380,299

Saudi Chemical Co. Holding(1)	72,268	443,512

Saudi Electricity Co.	572,917	2,388,741

Saudi Ground Services Co.	73,286	549,226

Saudi Industrial Investment Group	49,800	269,301

Saudi Industrial Services Co.	58,231	323,927

Saudi Kayan Petrochemical Co.(1)	56,284	123,753

Saudi Public Transport Co.(1)	35,777	134,997

Saudi Real Estate Co.(1)	60,549	204,739

Saudi Research & Marketing Group(1)	12,391	208,902

Saudi Telecom Co.	105,020	2,782,280

Saudia Dairy & Foodstuff Co.	7,948	350,165

Savola Group (The)	111,294	1,254,606

Seera Group Holding	79,228	338,141

United Electronics Co.	13,011	191,942

United International Transportation Co.	24,521	200,254

Yanbu National Petrochemical Co.	21,617	296,180

		$30,411,083

Slovenia — 0.7%

Cinkarna Celje DD	1,111	$216,982

KRKA DD	36,464	3,400,273

Luka Koper	17,047	365,841

Petrol	5,272	1,908,018

Pozavarovalnica Sava DD	31,684	569,422

Telekom Slovenije DD	4,557	241,432

Zavarovalnica Triglav DD	25,419	787,813

		$7,489,781

South Africa — 5.0%

Anglo American Platinum, Ltd.	15,100	$1,098,943

AngloGold Ashanti, Ltd.	70,634	2,078,208

AngloGold Ashanti, Ltd. ADR	15,799	465,912

Aspen Pharmacare Holdings, Ltd.(1)	195,268	1,621,950

Astral Foods, Ltd.	26,100	220,354

AVI, Ltd.	228,000	927,341

Barloworld, Ltd.(2)	291,997	1,164,002

Bid Corp., Ltd.	200,103	3,285,854

Bidvest Group, Ltd. (The)	455,103	3,734,033

Clicks Group, Ltd.	181,449	2,202,907

DataTec, Ltd.	171,404	262,809

Discovery, Ltd.	71,495	431,896

Exxaro Resources, Ltd.	92,500	698,192

FirstRand, Ltd.	1,077,171	2,368,785

Foschini Group, Ltd. (The)	104,323	387,764

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)

Gold Fields, Ltd.	195,651	$1,847,374

Grindrod, Ltd.	350,600	61,771

Growthpoint Properties, Ltd.	1,244,700	961,603

Hosken Consolidated Investments, Ltd.	33,700	60,544

Hyprop Investments, Ltd.	65,400	84,530

Impala Platinum Holdings, Ltd.	99,325	668,911

Imperial Logistics, Ltd.	130,900	296,312

Investec, Ltd.	156,600	312,842

JSE, Ltd.	45,700	321,109

Kumba Iron Ore, Ltd.	22,200	593,646

Liberty Holdings, Ltd.	67,700	259,306

Life Healthcare Group Holdings, Ltd.	504,488	485,968

Massmart Holdings, Ltd.(1)(2)	48,804	64,748

Momentum Metropolitan Holdings	324,050	329,772

Mr Price Group, Ltd.	188,400	1,557,896

MTN Group, Ltd.(2)	744,362	2,279,712

MultiChoice Group, Ltd.(1)	74,460	455,339

Naspers, Ltd., Class N	43,636	8,019,437

Netcare, Ltd.	659,100	516,707

Northam Platinum, Ltd.(1)	146,366	987,174

Oceana Group, Ltd.	53,675	220,659

Pick’n Pay Stores, Ltd.	213,731	629,041

Rand Merchant Investment Holdings, Ltd.	449,000	756,014

Remgro, Ltd.	140,505	811,202

Reunert, Ltd.	152,405	300,031

RMB Holdings, Ltd.(2)	371,667	35,234

Sanlam, Ltd.	353,352	1,201,991

Santam, Ltd.	27,610	426,793

Sasol, Ltd.(1)	83,836	643,759

Shoprite Holdings, Ltd.	166,153	1,020,964

Sibanye Stillwater, Ltd.(1)	637,754	1,384,736

SPAR Group, Ltd. (The)	79,260	784,179

Standard Bank Group, Ltd.	211,120	1,274,369

Tiger Brands, Ltd.	62,016	638,116

Vodacom Group, Ltd.(2)	418,386	2,968,686

Wilson Bayly Holmes-Ovcon, Ltd.	69,217	403,437

Woolworths Holdings, Ltd.	355,542	679,512

		$55,292,374

South Korea — 5.5%

AMOREPACIFIC Corp.	7,213	$1,008,935

AMOREPACIFIC Group	5,071	219,562

BNK Financial Group, Inc.	55,807	234,414

Bukwang Pharmaceutical Co., Ltd.	41,644	1,178,926

Celltrion, Inc.(1)	13,862	3,547,808

Chabiotech Co., Ltd.(1)	12,772	213,204

Security	Shares	Value

South Korea (continued)

Cheil Worldwide, Inc.	38,050	$525,173

CJ CheilJedang Corp.	3,500	955,658

CJ Corp.	4,433	320,303

CJ Logistics Corp.(1)	1,278	168,447

Coway Co., Ltd.	11,460	692,808

Daelim Industrial Co., Ltd.	4,257	292,832

Daewoo Industrial Development Co., Ltd.(1)	3,501	3,769

DB Insurance Co., Ltd.	9,442	338,643

Dong-A ST Co., Ltd.	5,069	366,765

Doosan Co., Ltd.	4,167	133,014

Doosan Solus Co., Ltd.(1)	7,681	216,137

E-MART, Inc.	1,921	169,855

Green Cross Holdings Corp.	9,800	197,206

GS Engineering & Construction Corp.	9,470	194,978

GS Holdings Corp.	14,622	442,904

Hana Financial Group, Inc.	25,088	570,560

Hanjin Kal Corp.	6,295	422,547

Hankook Tire and Technology Co., Ltd.	9,517	196,966

Hanmi Pharm Co., Ltd.	3,223	657,629

Hanwha Corp.	15,488	289,246

Hanwha Solutions Corp.	38,320	622,139

HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	273,934

Hotel Shilla Co., Ltd.	8,537	507,736

Hyosung Corp.	3,701	194,465

Hyosung TNC Co., Ltd.	2,316	217,325

Hyundai Engineering & Construction Co., Ltd.	7,403	205,072

Hyundai Glovis Co., Ltd.	2,728	231,930

Hyundai Marine & Fire Insurance Co., Ltd.	14,350	275,470

Hyundai Mobis Co., Ltd.	6,218	998,108

Hyundai Motor Co.	18,890	1,551,688

InBody Co., Ltd.	11,574	154,880

Kangwon Land, Inc.	25,384	457,458

KB Financial Group, Inc.	42,803	1,211,735

Kia Motors Corp.	28,562	771,818

KIWOOM Securities Co., Ltd.	5,067	370,456

Korea Electric Power Corp.(1)	55,748	909,108

Korea Gas Corp.	15,047	330,386

Korea Investment Holdings Co., Ltd.	6,307	236,457

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	131,325

Korea Zinc Co., Ltd.	2,495	699,088

Korean Air Lines Co., Ltd.(1)	18,577	272,364

Korean Reinsurance Co.	52,474	322,713

KT&G Corp.(2)	22,009	1,437,328

Kumho Petrochemical Co., Ltd.	4,900	306,442

LG Chem, Ltd.	6,510	2,686,540

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)

LG Corp.	15,677	$935,622

LG Electronics, Inc.	9,019	477,968

LG Hausys, Ltd.	4,611	248,301

LG Household & Health Care, Ltd.	1,714	1,921,068

LG Uplus Corp.	65,624	670,626

Lotte Chemical Corp.	4,801	670,973

Lotte Corp.	5,150	136,200

LOTTE Fine Chemical Co., Ltd.	10,800	311,731

LS Corp.	7,030	205,090

LS Electric Co., Ltd.	4,500	181,240

Medy-Tox, Inc.	2,760	337,249

Mirae Asset Daewoo Co., Ltd.	19,799	111,074

Naver Corp.	15,655	3,522,112

NCsoft Corp.	2,242	1,667,884

NH Investment & Securities Co., Ltd.	22,719	158,051

Nong Shim Co., Ltd.	1,100	335,232

Orion Corp. of Republic of Korea	7,895	883,843

POSCO	8,290	1,207,492

Posco International Corp.	10,502	122,543

S-Oil Corp.(2)	12,214	651,146

S1 Corp.	5,530	396,277

Samsung Biologics Co., Ltd.(1)(4)	1,064	690,278

Samsung C&T Corp.	7,152	695,725

Samsung Electro-Mechanics Co., Ltd.	4,232	459,130

Samsung Electronics Co., Ltd.	127,776	5,656,341

Samsung Fire & Marine Insurance Co., Ltd.	4,963	729,682

Samsung SDI Co., Ltd.	1,421	434,487

Seegene, Inc.(2)	2,900	270,080

Shinhan Financial Group Co., Ltd.	57,719	1,394,849

Shinsegae, Inc.	2,179	403,493

SK Chemicals Co., Ltd.	6,265	673,478

SK Holdings Co., Ltd.	3,766	915,900

SK Hynix, Inc.(2)	14,579	1,040,918

SK Innovation Co., Ltd.	17,651	1,951,339

SK Telecom Co., Ltd.	5,946	1,047,199

Woori Financial Group, Inc.	20,809	153,384

Yuhan Corp.	6,650	281,734

Zyle Motor Sales Corp.(1)	4,895	4,782

		$60,888,775

Sri Lanka — 0.7%

Access Engineering PLC	1,978,107	$199,320

Ceylon Tobacco Co. PLC	96,609	499,749

Chevron Lubricants Lanka PLC	1,084,580	392,475

Commercial Bank of Ceylon PLC	2,010,031	852,209

DFCC Bank PLC(1)	652,842	232,796

Security	Shares	Value

Sri Lanka (continued)

Dialog Axiata PLC	10,448,265	$662,329

Distilleries Co. of Sri Lanka PLC	663,573	53,363

Hatton National Bank PLC	1,047,895	640,779

Hemas Holdings PLC	940,509	322,244

John Keells Holdings PLC	2,653,977	1,757,361

Melstacorp PLC	6,203,001	1,033,076

National Development Bank PLC	1,206,142	503,218

Nations Trust Bank PLC	656,411	228,998

Nestle Lanka PLC	15,593	90,614

Sampath Bank PLC(1)	613,836	419,064

Teejay Lanka PLC	1,870,121	303,268

		$8,190,863

Taiwan — 5.4%

Advantech Co., Ltd.	13,963	$140,520

ASE Technology Holding Co., Ltd.	133,247	306,869

Asia Cement Corp.	291,967	433,015

Asustek Computer, Inc.	18,174	133,531

Catcher Technology Co., Ltd.	27,100	205,368

Cathay Financial Holding Co., Ltd.	654,151	930,520

Cathay Real Estate Development Co., Ltd.	346,500	233,884

Chang Hwa Commercial Bank, Ltd.	704,591	463,576

Cheng Shin Rubber Industry Co., Ltd.	394,010	452,756

Chicony Electronics Co., Ltd.	61,318	177,736

China Airlines, Ltd.	940,963	262,735

China Development Financial Holding Corp.	917,368	294,994

China Life Insurance Co., Ltd.(1)	519,639	386,056

China Petrochemical Development Corp.	1,057,199	298,825

China Steel Corp.	1,259,542	887,012

Chong Hong Construction Co., Ltd.	165,761	489,426

Chunghwa Telecom Co., Ltd.	1,114,577	4,426,490

Clevo Co.	206,579	208,236

CTBC Financial Holding Co., Ltd.	978,273	677,980

Delta Electronics, Inc.	44,356	253,113

E.Sun Financial Holding Co., Ltd.	899,954	852,444

Eternal Materials Co., Ltd.	162,561	172,437

EVA Airways Corp.	1,218,334	465,556

Evergreen Marine Corp.(1)	1,295,283	473,879

Far Eastern Department Stores, Ltd.	842,642	713,155

Far Eastern New Century Corp.	688,313	653,685

Far EasTone Telecommunications Co., Ltd.	555,776	1,283,188

Feng Hsin Steel Co., Ltd.	172,000	304,059

First Financial Holding Co., Ltd.	693,911	534,967

Formosa Chemicals & Fibre Corp.	393,278	1,012,937

Formosa Petrochemical Corp.	577,153	1,746,862

Formosa Plastics Corp.	419,724	1,249,717

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)

Formosa Taffeta Co., Ltd.	545,000	$675,123

Foxconn Technology Co., Ltd.	96,305	185,446

Fubon Financial Holding Co., Ltd.	420,833	628,311

Giant Manufacturing Co., Ltd.	114,531	1,029,468

Great Wall Enterprise Co., Ltd.	211,329	306,467

Highwealth Construction Corp.	325,556	482,290

Hiwin Technologies Corp.	200,088	2,006,121

Hon Hai Precision Industry Co., Ltd.	277,806	815,681

Hotai Motor Co., Ltd.	66,000	1,582,464

Hua Nan Financial Holdings Co., Ltd.	565,636	384,979

Huaku Development Co., Ltd.	187,010	535,362

Inventec Corp.	290,179	247,730

King Yuan Electronics Co., Ltd.	198,700	232,689

Largan Precision Co., Ltd.	2,042	283,920

Lite-On Technology Corp.	60,048	94,555

MediaTek, Inc.	44,664	883,035

Mega Financial Holding Co., Ltd.	529,240	556,309

Merida Industry Co., Ltd.	53,907	368,511

Mitac Holdings Corp.	215,376	238,001

Nan Kang Rubber Tire Co., Ltd.	100,819	152,554

Nan Ya Plastics Corp.	591,833	1,299,897

Nanya Technology Corp.	119,165	248,625

Novatek Microelectronics Corp., Ltd.	15,479	120,298

Oriental Union Chemical Corp.	453,200	259,403

Pegatron Corp.	125,486	273,702

Phison Electronics Corp.	20,692	208,225

Pou Chen Corp.	501,309	491,780

President Chain Store Corp.	244,645	2,461,047

Radiant Opto-Electronics Corp.	68,350	276,753

Realtek Semiconductor Corp.	27,542	280,722

Ruentex Development Co., Ltd.	243,743	423,557

Ruentex Industries, Ltd.	147,016	353,562

Sanyang Motor Co., Ltd.	977,000	704,350

Shin Kong Synthetic Fibers Corp.	420,996	160,931

Simplo Technology Co., Ltd.	12,652	138,030

SinoPac Financial Holdings Co., Ltd.	721,980	266,865

Synnex Technology International Corp.	117,569	166,568

Tainan Spinning Co., Ltd.	734,407	283,401

Taishin Financial Holding Co., Ltd.	707,280	321,569

Taiwan Business Bank	521,253	191,675

Taiwan Cement Corp.	516,492	751,513

Taiwan Cooperative Financial Holding Co., Ltd.	649,222	458,298

Taiwan Mobile Co., Ltd.	529,464	1,985,579

Taiwan Semiconductor Manufacturing Co., Ltd.	432,747	4,621,527

Taiwan Tea Corp.	382,711	206,041

Tatung Co., Ltd.(1)	792,645	566,368

Security	Shares	Value

Taiwan (continued)

Teco Electric & Machinery Co., Ltd.	989,000	$909,581

Tong Yang Industry Co., Ltd.	179,199	223,220

TTY Biopharm Co., Ltd.	229,780	595,925

U-Ming Marine Transport Corp.	202,000	215,569

Uni-President Enterprises Corp.	1,802,874	4,368,013

United Microelectronics Corp.	532,323	287,795

Vanguard International Semiconductor Corp.	97,544	259,367

Walsin Lihwa Corp.	1,085,980	538,757

Wan Hai Lines, Ltd.	339,570	190,218

Yageo Corp.	14,362	187,106

YFY, Inc.	389,414	183,112

Yieh Phui Enterprise Co., Ltd.	1,118,348	327,914

Yuanta Financial Holding Co., Ltd.	718,289	427,474

		$59,048,881

Thailand — 2.7%

Advanced Info Service PCL(8)	213,800	$1,286,705

Airports of Thailand PCL(8)	952,500	1,875,149

AP Thailand PCL(8)	3,282,060	630,322

Bangkok Bank PCL(8)	143,700	501,250

Bangkok Dusit Medical Services PCL(8)	2,357,700	1,717,435

Bangkok Expressway & Metro PCL(8)	2,095,654	646,635

Banpu PCL(8)	695,700	138,920

Berli Jucker PCL(8)	194,100	249,233

Bumrungrad Hospital PCL(8)	363,200	1,371,619

Central Pattana PCL(8)	773,000	1,228,746

Charoen Pokphand Foods PCL(8)	416,900	429,965

CP ALL PCL(1)(8)	579,900	1,278,074

Electricity Generating PCL(8)	108,300	871,601

Hana Microelectronics PCL(8)	1,416,900	1,283,683

Home Product Center PCL(8)	1,565,760	786,497

Indorama Ventures PCL(8)	805,371	729,104

Intouch Holdings PCL(8)	380,471	696,209

Kasikornbank PCL(8)	293,700	891,746

Kiatnakin Bank PCL(8)	306,200	398,223

Krung Thai Bank PCL(8)	1,007,025	336,608

Land & Houses PCL(6)(8)	896,600	222,217

Major Cineplex Group PCL(8)	413,100	201,701

Minor International PCL(1)(8)	3,179,761	2,101,469

PTT Exploration & Production PCL(8)	288,216	866,429

PTT Global Chemical PCL(8)	362,805	548,014

PTT PCL(8)	1,503,600	1,856,037

Quality House PCL(8)	9,121,583	664,184

Ratch Group PCL(8)	320,400	649,118

Siam Cement PCL(8)	103,111	1,233,410

Siam Commercial Bank PCL(8)	71,800	169,228

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)

Sino-Thai Engineering & Construction PCL(8)	659,000	$326,259

SVI PCL(8)	1,450,800	130,020

Thai Beverage PCL(8)	1,136,400	554,748

Thai Oil PCL(8)	182,400	264,715

Thai Union Group PCL(8)	832,192	350,309

Total Access Communication PCL(8)	256,000	326,721

TPI Polene PCL(8)	7,635,500	294,762

True Corp. PCL(8)	2,624,782	290,535

TTW PCL(8)	2,734,100	1,172,007

WHA Corp. PCL(8)	2,277,900	246,455

		$29,816,062

Tunisia — 0.5%

Attijari Bank	54,723	$566,416

Banque de Tunisie(1)	160,285	393,213

Banque Internationale Arabe de Tunisie	23,438	798,713

Banque Nationale Agricole(1)	95,011	294,398

Carthage Cement(1)	469,841	247,345

Euro Cycles S.A.	38,028	303,937

Poulina Group	170,599	718,280

Societe d’Articles Hygieniques S.A.(1)	120,815	475,907

Societe Frigorifique et Brasserie de Tunis S.A.	162,408	1,262,223

Telnet Holding	121,453	319,042

Union Internationale de Banques S.A.	79,769	465,083

		$5,844,557

Turkey — 1.4%

Aksa Akrilik Kimya Sanayii AS	307,877	$327,898

Arcelik AS(1)	237,544	690,633

Aselsan Elektronik Sanayi Ve Ticaret AS	81,226	383,449

Aygaz AS	124,388	218,425

BIM Birlesik Magazalar AS	123,451	1,223,964

Coca-Cola Icecek AS	53,519	340,270

Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,508,915	450,303

Enerjisa Enerji AS(4)	342,437	429,656

Enka Insaat ve Sanayi AS	266,226	239,831

Eregli Demir ve Celik Fabrikalari TAS	721,814	904,229

Ford Otomotiv Sanayi AS	71,281	739,681

Haci Omer Sabanci Holding AS	297,539	400,642

Is Gayrimenkul Yatirim Ortakligi AS(1)	1,173,115	334,603

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,222,022	579,307

KOC Holding AS	214,078	563,058

Koza Altin Isletmeleri AS(1)	9,592	116,842

Migros Ticaret AS(1)	66,613	374,890

Petkim Petrokimya Holding AS(1)	526,349	326,931

Security	Shares	Value

Turkey (continued)

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	$312,470

Soda Sanayii AS	166,303	148,491

TAV Havalimanlari Holding AS	59,867	169,608

Tekfen Holding AS	122,106	302,773

Tofas Turk Otomobil Fabrikasi AS	140,885	548,237

Tupras-Turkiye Petrol Rafinerileri AS(1)	121,410	1,588,205

Turk Hava Yollari AO(1)	245,786	447,392

Turk Sise ve Cam Fabrikalari AS	401,274	325,519

Turk Telekomunikasyon AS(1)	323,392	382,770

Turkcell Iletisim Hizmetleri AS	681,799	1,625,484

Turkiye Garanti Bankasi AS(1)	292,635	360,820

Turkiye Vakiflar Bankasi TAO, Class D(1)	303,138	235,984

Ulker Biskuvi Sanayi AS(1)	120,824	428,881

Vestel Elektronik Sanayi ve Ticaret AS(1)	94,007	222,574

Yapi ve Kredi Bankasi AS(1)	422,243	150,677

		$15,894,497

United Arab Emirates — 1.2%

Abu Dhabi Commercial Bank PJSC	1,054,887	$1,429,413

Abu Dhabi National Hotels	635,444	469,177

Agthia Group PJSC	535,788	410,467

Air Arabia PJSC	1,640,180	553,458

Al Waha Capital PJSC(1)	1,401,285	258,144

Aldar Properties PJSC	2,546,600	1,246,628

Dana Gas PJSC	1,556,182	275,377

Dubai Investments PJSC	1,379,272	440,765

Dubai Islamic Bank PJSC	56,700	59,172

Emaar Properties PJSC(1)	2,273,322	1,717,496

Emirates Telecommunications Group Co. PJSC	608,255	2,741,043

First Abu Dhabi Bank PJSC	1,213,353	3,763,769

		$13,364,909

Vietnam — 1.4%

Bank for Foreign Trade of Vietnam JSC	407,769	$1,426,847

Bank for Investment and Development of Vietnam JSC	435,010	720,166

Bao Viet Holdings	82,530	162,912

Development Investment Construction Corp.(1)	9	5

FLC Faros Construction JSC(1)	6	1

Gemadept Corp.	570,029	459,206

HAGL JSC(1)	1,003,770	226,556

Hoa Phat Group JSC(1)	2,196,858	2,561,965

KIDO Group Corp.	171,026	210,363

Kinh Bac City Development Share Holding Corp.	245,370	147,514

Masan Group Corp.(1)	280,140	655,297

PetroVietnam Drilling & Well Services JSC(1)	476,978	207,645

PetroVietnam Gas JSC	106,980	322,203

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)

PetroVietnam Technical Services Corp.	297,972	$153,830

SSI Securities Corp.	166,622	107,427

Vietjet Aviation JSC	230,164	1,073,693

Vietnam Construction and Import-Export JSC	258,300	291,871

Vietnam Dairy Products JSC	282,440	1,380,641

Vietnam National Petroleum Group	71,730	138,071

Vincom Retail JSC	170,213	182,882

Vingroup JSC(1)	1,104,624	4,263,622

Vinh Son - Song Hinh Hydropower JSC(1)	350,200	266,359

		$14,959,076

Total Common Stocks (identified cost $849,613,829)		$1,094,327,995

Rights(1) — 0.0%(3)
Security	Shares	Value

Aditya Birla Fashion and Retail, Ltd., Exp. 7/22/20	16,110	$3,264

Banque Internationale Arabe de Tunisie, Exp. 6/29/50	23,438	40,183

Banque Nationale Agricole, Exp. 4/15/49	35	2

Drepturi De Preferint	322,130	213

Euro Cycles S.A., Exp. 7/1/49	1	1

Greentown China Holdings, Ltd., Exp. 7/2/20	8,226	0

Korean Air Lines Co., Ltd., Exp. 7/10/20	12,292	17,628

Minor International PCL, Exp. 7/23/20	387,775	17,565

Telnet Holding, Exp. 7/1/49	2	0

Total Rights (identified cost $84,475)		$78,856

Short-Term Investments — 0.4%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(9)	4,899,351	$4,899,351

Total Short-Term Investments (identified cost $4,899,351)		$4,899,351

Total Investments — 99.8% (identified cost $854,597,655)		$1,099,306,202

Other Assets, Less Liabilities — 0.2%		$2,152,681

Net Assets — 100.0%		$1,101,458,883

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $25,615,364.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $12,921,909 or 1.2% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $14,283,573 or 1.3% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	17.2%	$189,399,600

Consumer Staples	11.5	126,813,042

Materials	11.0	121,219,244

Communication Services	10.7	118,022,474

Industrials	9.6	105,121,566

Consumer Discretionary	8.6	94,696,108

Energy	8.1	89,353,561

Utilities	6.2	68,353,156

Health Care	5.8	63,434,752

Information Technology	5.7	63,093,065

Real Estate	5.0	54,900,283

Short-Term Investments	0.4	4,899,351

Total Investments	99.8%	$1,099,306,202

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Statement of Assets and Liabilities

Assets	June 30, 2020

Unaffiliated investments, at value including $25,615,364 of securities on loan (identified cost, $854,597,655)	$1,099,306,202

Cash	192,537

Foreign currency, at value (identified cost, $7,841,055)	7,812,971

Dividends receivable	4,687,624

Receivable for investments sold	2,830,924

Receivable for Fund shares sold	341,517

Securities lending income receivable	17,649

Tax reclaims receivable	105,120

Total assets	$1,115,294,544

Liabilities

Demand note payable	$5,400,000

Collateral for securities loaned	4,899,351

Payable for Fund shares redeemed	2,064,519

Payable to affiliates:

Investment adviser fee	418,372

Administration fee	464,857

Accrued foreign capital gains taxes	563,570

Accrued expenses	24,992

Total liabilities	$13,835,661

Net Assets	$1,101,458,883

Sources of Net Assets

Paid-in capital	$964,249,093

Distributable earnings	137,209,790

Total	$1,101,458,883

Institutional Class Shares

Net Assets	$1,101,458,883

Shares Outstanding	27,282,912

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$40.37

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Statement of Operations

Investment Income	Year Ended June 30, 2020

Dividends (net of foreign taxes, $6,098,999)	$52,430,951

Non-cash dividends	7,336,386

Interest	7,201

Securities lending income, net	295,401

Other income	2,327,189

Total investment income	$62,397,128

Expenses

Investment adviser fee	$8,230,196

Administration fee	9,144,662

Interest expense and fees	206,978

Total expenses	$17,581,836

Net investment income	$44,815,292

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $96,108)	$(55,337,001)

Foreign currency transactions	(2,201,383)

Net realized loss	$(57,538,384)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $1,148,042)	$(318,806,849)

Foreign currency	(104,565)

Net change in unrealized appreciation (depreciation)	$(318,911,414)

Net realized and unrealized loss	$(376,449,798)

Net decrease in net assets from operations	$(331,634,506)

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$44,815,292	$60,672,132

Net realized loss	(57,538,384)	(1,633,988)

Net change in unrealized appreciation (depreciation)	(318,911,414)	(29,704,232)

Net increase (decrease) in net assets from operations	$(331,634,506)	$29,333,912

Distributions to shareholders —

Institutional Class	$(54,952,373)	$(57,500,535)

Distributions to shareholders	$(54,952,373)	$(57,500,535)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$156,113,242	$200,590,980

Net asset value of shares issued to shareholders in payment of distributions declared	47,680,561	51,412,970

Cost of shares redeemed	(1,057,428,277)	(1,139,930,136)

Net decrease in net assets from Fund share transactions	$(853,634,474)	$(887,926,186)

Net decrease in net assets	$(1,240,221,353)	$(916,092,809)

Net Assets

At beginning of year	$2,341,680,236	$3,257,773,045

At end of year	$1,101,458,883	$2,341,680,236

27	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Financial Highlights

	Institutional Class

	Year Ended June 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$48.520	$48.590	$47.740	$41.370	$46.230

Income (Loss) From Operations

Net investment income(1)	$1.100	$1.042	$0.967	$0.777	$0.799

Net realized and unrealized gain (loss)	(7.971)	(0.110)	0.811	6.232	(5.019)

Total income (loss) from operations	$(6.871)	$0.932	$1.778	$7.009	$(4.220)

Less Distributions

From net investment income	$(1.279)	$(1.002)	$(0.939)	$(0.699)	$(0.802)

Total distributions	$(1.279)	$(1.002)	$(0.939)	$(0.699)	$(0.802)

Redemption fees(1)(2)	$—	$—	$0.011 (3)	$0.060	$0.162

Net asset value — End of year	$40.370	$48.520	$48.590	$47.740	$41.370

Total Return(4)	(14.61)%	2.12%	3.63%	17.34%	(8.64)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,101,459	$2,341,680	$3,257,773	$3,410,698	$2,850,969

Ratios (as a percentage of average daily net assets):

Expenses	0.96%	0.96%	0.95%	0.95%	0.95%

Net investment income	2.46%	2.21%	1.86%	1.75%	1.99%

Portfolio Turnover	2%	4%	6%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

28	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended June 30, 2020, the Fund received approximately $2,327,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

29

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Notes to Financial Statements — continued

As of June 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2020 and June 30, 2019 was as follows:

	Year Ended June 30,
	2020	2019

Ordinary income	$54,952,373	$57,500,535

During the year ended June 30, 2020, distributable earnings was decreased by $6,806,717 and paid-in capital was increased by $6,806,717 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$14,139,142

Deferred capital losses	$(96,518,626)

Net unrealized appreciation	$219,589,274

At June 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $96,518,626 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount

30

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Notes to Financial Statements — continued

of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2020, $20,115,142 are short-term and $76,403,484 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$879,031,633

Gross unrealized appreciation	$401,970,107

Gross unrealized depreciation	(181,695,538)

Net unrealized appreciation	$220,274,569

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2020, the investment adviser fee amounted to $8,230,196. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2020, the administration fee amounted to $9,144,662. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

During the year ended June 30, 2020, Parametric made a capital contribution of $234,648 to the Fund for losses attributed to certain shareholder transactions.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $31,252,431 and $894,985,576, respectively, for the year ended June 30, 2020.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2020	2019

Sales	3,784,063	4,288,507

Issued to shareholders electing to receive payments of distributions in Fund shares	980,275	1,166,885

Redemptions	(25,746,578)	(24,237,358)

Net decrease	(20,982,240)	(18,781,966)

31

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Notes to Financial Statements — continued

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2020, the Fund had a balance outstanding pursuant to this line of credit of $5,400,000 at an annual interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2020. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2020 were $10,155,464 and 1.71%, respectively.

7  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At June 30, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,615,364 and $27,270,495, respectively. Collateral received was comprised of cash of $4,899,351 and U.S. government and/or agencies securities of $22,371,144. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities lending Transactions

Common Stocks	$4,899,351	$—	$—	$—	$4,899,351

The carrying amount of the liability for collateral for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2020.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

32

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$18,569,414	$536,437,944		$264,111	$555,271,469

Emerging Europe	8,659,933	153,163,750		0	161,823,683

Latin America	177,038,469	—		0	177,038,469

Middle East/Africa	3,630,646	196,563,728		0	200,194,374

Total Common Stocks	$207,898,462	$886,165,422	**	$264,111	$1,094,327,995

Rights	$57,814	$21,042		$—	$78,856

Short-Term Investments	4,899,351	—		—	4,899,351

Total Investments	$212,855,627	$886,186,464		$264,111	$1,099,306,202

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

33

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 19, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2020, the Fund designates approximately $38,900,624, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended June 30, 2020, the Fund paid foreign taxes of $3,295,476 and recognized foreign source income of $65,657,561.

35

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

36

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s

37

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. In considering the Fund’s performance, the Board noted that the Fund’s underperformance relative to its benchmark was primarily attributable to sector allocations within certain larger emerging market countries as a result of the Fund’s systematic rules-based approach. The Board also noted that actions are being taken by the Sub-adviser to adjust the Fund’s systematic rules-based approach in an effort to address changing conditions in the emerging markets universe and determined to continue to monitor and evaluate their effectiveness.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

38

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2019 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

39

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

40

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 157 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 156 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 156 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

41

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

42

Parametric

Tax-Managed Emerging Markets Fund

June 30, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.20

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2019 and June 30, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2019	6/30/2020
Audit Fees	$79,250	$79,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,977	$13,667
All Other Fees(3)	$0	$0

Total(4)	$100,227	$92,917

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/18	6/30/19		10/31/19	6/30/20
Audit Fees	$26,520	$79,250		$26,850	$79,250
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$14,022	$20,977		$13,632	$13,667
All Other Fees(3)	$0	$0		$0	$0

Total	$40,542	$100,277	(4)	$40,482	$92,917

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/18	6/30/19	10/31/19	6/30/20
Registrant(1)	$14,022	$20,977	$13,632	$13,667
Eaton Vance(2)	$126,485	$60,130	$59,903	$103,703

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 24, 2020